Carrying Amount of Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Carrying Amount Of Goodwill Details
Beginning Balance Goodwill	$ 1,087	$ 1,087
Acquisitions	2,344	0
Ending Balance Goodwill	$ 3,431	$ 1,087